Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts payable, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 44,162	$ 33,262
Due to related party, consolidated variable interest entities and VIE's subsidiaries without recourse	45	38
Deferred revenue and income, current portion of consolidated variable interest entities and VIE's subsidiaries without recourse	24,260	24,902
Income tax payable, consolidated variable interest entities and VIE's subsidiaries without recourse	2,253	2,407
Accrued liabilities and other payables, consolidated variable interest entities and VIE's subsidiaries without recourse	104,114	131,312
Deferred revenue, non-current portion of consolidated variable interest entities and VIE's subsidiaries without recourse	$ 3,539	$ 4,751
Common stock, par value	$ 0.00025	$ 0.00025
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	368,877,209	368,877,209
Common stock, shares outstanding	330,545,000	339,319,115
Treasury stock, shares	38,332,209	29,558,094